Fair Value Measurements	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Fair Value Measurements
The following is a description of the valuation methodologies used for the Company’s financial assets that are measured on a recurring basis at estimated fair value:

Investment securities available-for-sale: Certain corporate debt securities, marketable equity securities and mutual funds have been valued using unadjusted quoted prices from active markets and therefore have been classified as level 1. However, the majority of the Company’s investment securities available-for-sale have been valued utilizing level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.

Assets measured at fair value on a recurring basis at December 31, 2011 and 2010, segregated by fair value hierarchy level, are summarized below:

	Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
December 31, 2011:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$17,537	$—	$17,537	$—
Agency mortgage-backed	3,386	—	3,386	—
State and political subdivisions	12,830	—	12,830	—
Corporate	8,293	6,229	2,064	—
Total debt securities	42,046	6,229	35,817	—
Marketable equity securities	773	773	—	—
Mutual funds	135	135	—	—
Total	$42,954	$7,137	$35,817	$—

	Fair Value Measurements
	Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(Dollars in thousands)
December 31, 2010:
Investment securities available-for-sale
Debt securities:
U.S. Government-sponsored enterprises	$4,459	$—	$4,459	$—
Agency mortgage-backed	4,811	—	4,811	—
State and political subdivisions	9,393	—	9,393	—
Corporate	4,972	2,105	2,867	—
Total debt securities	23,635	2,105	21,530	—
Marketable equity securities	45	45	—	—
Mutual funds	100	100	—	—
Total	$23,780	$2,250	$21,530	$—

There were no significant transfers in or out of Levels 1 or 2 for the year ended December 31, 2011. Certain other assets and liabilities are measured at fair value on a nonrecurring basis, that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Assets and liabilities measured at fair value on a nonrecurring basis in periods after initial recognition, such as investment securities held-to-maturity, other real estate owned, impaired loans and mortgage servicing rights, were not significant at December 31, 2011 or 2010. The Company has not elected to apply the fair value method to any financial assets or liabilities other than those situations where other accounting pronouncements require fair value measurements.

FASB ASC Topic 825, Financial Instruments, requires disclosure of the estimated fair value of financial instruments. Fair value is best determined based upon quoted market prices. However, in many instances, there are no quoted market prices for the Company’s various financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Management’s estimates and assumptions are inherently subjective and involve uncertainties and matters of significant judgment. Changes in assumptions could dramatically affect the estimated fair values.

Accordingly, the fair value estimates may not be realized in an immediate settlement of the instrument. Certain financial instruments and all nonfinancial instruments may be excluded from disclosure requirements. Thus, the aggregate fair value amounts presented may not necessarily represent the actual underlying fair value of all such instruments of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents: The carrying amounts reported in the balance sheet for cash and cash equivalents approximate those assets' fair values.

Interest bearing deposits in banks: Fair values for interest bearing deposits in banks are based on discounted present values of cash flows.

Investment securities: Fair values for investment securities are based on quoted market prices, where available. If quoted market prices are not available, fair value measurements consider observable data which may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.

Loans and loans held for sale: Fair values of loans are estimated for portfolios of loans with similar financial characteristics and segregated by loan type. For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts. The fair values for other loans (for example, fixed-rate residential, commercial real estate, rental property mortgage loans as well as commercial and industrial loans) are estimated using discounted cash flow analysis, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future cash flows, future expected loss experience and risk characteristics. The carrying amounts reported in the balance sheet for loans that are held for sale approximate their estimated fair values. Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values, where applicable.

Accrued interest receivable and payable: The carrying amounts of accrued interest approximate their fair values.

Nonmarketable equity securities: The carrying amounts of the securities approximate their fair value.

Deposits: The fair values disclosed for demand deposits or nonmaturity deposits (for example, checking and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The carrying amounts of variable-rate time deposits approximate their estimated fair values at the reporting date. The fair values for fixed-rate time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on time deposits to a schedule of aggregated contractual maturities on such time deposits.

Borrowed funds: The fair values of the Company’s long-term debt instruments are estimated using discounted cash flow analysis based on interest rates currently being offered on similar debt instruments. The fair values of the Company’s short-term debt instruments approximate the carrying amounts reported in the balance sheet.

Off-balance-sheet financial instruments: Fair values for off-balance-sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The only commitments to extend credit that are normally longer than one year in duration are the home equity lines whose interest rates are variable quarterly. The only fees collected for commitments are an annual fee on credit card arrangements and often a flat fee on commercial lines of credit and standby letters of credit. The fair value of off-balance-sheet financial instruments is not significant.

As of the balance sheet dates, the estimated fair values and related carrying amounts of the Company's significant financial instruments were as follows:

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets	(Dollars in thousands)
Cash and cash equivalents	$24,381	$24,381	$14,292	$14,292
Interest bearing deposits in banks	24,020	24,324	14,041	14,292
Investment securities	46,954	46,952	24,280	24,282
Loans and loans held for sale, net	425,158	415,823	378,316	373,718
Accrued interest receivable	1,810	1,810	1,560	1,560
Nonmarketable equity securities	1,976	1,976	1,922	1,922
Financial liabilities
Deposits	$473,439	$474,509	$376,660	$376,729
Borrowed funds	29,015	33,696	28,986	30,780
Accrued interest payable	356	356	389	389

The carrying amounts in the preceding table are included in the balance sheet under the applicable captions.